Debt (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Term Loan	$ 13,000,000	$ 13,000,000	$ 12,579,000
Seller Note	5,124,000	5,045,000	6,306,000
Contingent obligation - Seller	6,366,000	6,681,000	11,466,000
Other long term liabilities		57,000	45,000
Total	24,490,000	24,783,000	30,396,000
Current portion	1,250,000	565,000	1,350,000
Total long term liabilities	$ 23,240,000	$ 24,218,000	$ 29,046,000